Goodwill and intangible assets, net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Goodwill	€ 490,360,000	€ 487,954,000	€ 487,954,000	€ 490,503,000	€ 490,360,000
Intangible assets with definite lives, net				6,552,000	20,409,000
Intangible assets with indefinite lives				169,500,000	169,500,000
Total				666,555,000	680,269,000
Accumulated impairment losses of goodwill				0	0
Accumulated impairment losses of indefinite-lived intangible assets	0	0
Goodwill [Roll Forward]
Goodwill, Beginning Balance	490,360,000	487,954,000
Additions		2,583,000
Foreign exchange translation	143,000	(177,000)
Goodwill, Ending Balance	490,503,000	490,360,000	487,954,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets with definite lives, Cost				104,838,000	104,838,000
Intangible assets with definite lives, Accumulated Amortization				(98,286,000)	(84,429,000)
Amortization of intangible assets	13,857,000	30,030,000	30,025,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017				3,163,000
2018				1,553,000
2019				1,546,000
2020				290,000
Developed Europe
Finite-Lived Intangible Assets [Line Items]
Goodwill	215,208,000	214,152,000	214,152,000	215,271,000	215,208,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance	215,208,000	214,152,000
Additions		1,134,000
Foreign exchange translation	63,000	(78,000)
Goodwill, Ending Balance	215,271,000	215,208,000	214,152,000
Americas
Finite-Lived Intangible Assets [Line Items]
Goodwill	192,663,000	191,718,000	191,718,000	192,719,000	192,663,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance	192,663,000	191,718,000
Additions		1,015,000
Foreign exchange translation	56,000	(70,000)
Goodwill, Ending Balance	192,719,000	192,663,000	191,718,000
Rest of World
Finite-Lived Intangible Assets [Line Items]
Goodwill	82,489,000	82,084,000	82,084,000	82,513,000	82,489,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance	82,489,000	82,084,000
Additions		434,000
Foreign exchange translation	24,000	(29,000)
Goodwill, Ending Balance	€ 82,513,000	€ 82,489,000	€ 82,084,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net				23,000	33,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets with definite lives, Cost				38,000	38,000
Intangible assets with definite lives, Accumulated Amortization				(15,000)	(5,000)
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net				1,610,000	10,165,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets with definite lives, Cost				34,220,000	34,220,000
Intangible assets with definite lives, Accumulated Amortization				(32,610,000)	(24,055,000)
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net				0	3,750,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets with definite lives, Cost				59,780,000	59,780,000
Intangible assets with definite lives, Accumulated Amortization				(59,780,000)	(56,030,000)
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net				4,919,000	6,461,000
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets with definite lives, Cost				10,800,000	10,800,000
Intangible assets with definite lives, Accumulated Amortization				€ (5,881,000)	€ (4,339,000)